SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 271
Changes in other comprehensive loss before reclassifications	(5,702)
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	(1,525)	$ 125	$ 671
Balance	(1,254)	271
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	173
Changes in other comprehensive loss before reclassifications	(5,562)
Amounts reclassified from accumulated other comprehensive loss to:
Balance		173
Unrealized gain (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	98
Changes in other comprehensive loss before reclassifications	(140)
Amounts reclassified from accumulated other comprehensive loss to:
Balance		$ 98
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	791
Cost of revenues [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	791
Cost of revenues [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	3,384
Operating expenses [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	3,384
Net current-period other comprehensive loss	(1,387)
Balance	(1,214)
Operating expenses [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	2
Financial income, net [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Financial income, net [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	2
Net current-period other comprehensive loss	(138)
Balance	$ (40)